8 INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at March 31, 2013 and December 31, 2012.

As of December 31, 2012, the Company had a tax net operating loss carry forward of approximately $319,000. Any unused portion of this carry forward expires in 2030. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.

NOTE 8 – INCOME TAXES

Deferred income taxes reflect the net tax effects of operating loss and tax credit carry forwards and temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Due to the uncertainty of the Company’s ability to realize the benefit of the deferred tax assets, the deferred tax assets are fully offset by a valuation allowance at December 31, 2012 and 2011.

Income tax expense for 2012 and 2011 is as follows:

	2012	2011

Current:
Federal	$—	$—
State	—	—

	—	—

Deferred:
Federal	(148,142)	$(59,183)
State	(15,816)	(6,319)
Change in Valuation allowance	163,958	65,501
	$—	$—

The following is a summary of the Company’s deferred tax assets at December 31, 2012 and 2011:

	2012	2011

Deferred Tax Assets:
Net operating losses	$120,219	$27,382
Stock compensation	115,449	44,328
Net deferred tax assets	235,668	71,710

Valuation allowance	(235,668)	(71,710)

	$—	$—

A reconciliation between the expected tax expense (benefit) and the effective tax rate for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011

Statutory federal income tax rate	34%	(34%)
State taxes, net of federal income tax	3.63%	(3.63%)
Effect of change in valuation allowance	(23.60%)	(36.42%)
Non deductible expenses	(14.03%)	(1.21%)

	0%	0%

As of December 31, 2012, the Company had a tax net operating loss carry forward of approximately $319,000. Any unused portion of this carry forward expires in 2030. Utilization of this loss may be limited in the event of an ownership change pursuant to IRS Section 382.